[LOGO OF TCW(R)] TCW CONVERTIBLE
                 SECURITIES FUND, INC.

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DIRECTORS AND OFFICERS
Ernest O. Ellison                Coleman W. Morton
President and Director           Director
John C. Argue                    Charles A. Parker
Director                         Director
Norman Barker, Jr.               Lawrence J. Sheehan
Director                         Director
Richard W. Call                  Robert G. Sims
Director                         Director

Ronald E. Robison                Alvin R. Albe, Jr.
Senior Vice President and        Principal Accounting
Chief Operating Officer          Officer, Treasurer and
Robert M. Hanisee                Assistant Secretary
Senior Vice President            Philip K. Holl
Kevin A. Hunter                  Secretary
Senior Vice President            Marie M. Bender
Thomas E. Larkin, Jr.            Assistant Secretary
Senior Vice President            Michael E. Cahill
Hilary G.D. Lord                 General Counsel and
Senior Vice President            Assistant Secretary
and Assistant Secretary          Peter C. DiBona
                                 Assistant Treasurer

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SHAREHOLDER INFORMATION
INVESTMENT ADVISER
TCW Funds Management, Inc.
865 South Figueroa Street
Los Angeles, California 90017

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TRANSFER AGENT, DIVIDEND REINVESTMENT
AND DISBURSING AGENT AND REGISTRAR
The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770

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CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

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INDEPENDENT AUDITORS
Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017

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LEGAL COUNSEL
O'Melveny & Myers LLP
400 S. Hope Street
Los Angeles, California 90071

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TCW CONVERTIBLE SECURITIES FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
JUNE 30, 1998



                                                                   [LOGO TCW(R)]

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

-------------------------------------------------------------------------------
[LOGO OF TCW]  TCW CONVERTIBLE SECURITIES FUND, INC.
               The President's Letter
-------------------------------------------------------------------------------
DEAR SHAREHOLDER:

  During the first half of 1998, equity prices were buffeted by investor concerns about economic problems in Asia and weakening U.S. corporate profits. Despite these worries, many large capitalization stocks posted significant gains while mid and small capitalization issues languished. Bonds posted excellent returns as interest rates moved lower. This environment was mixed for convertibles as the benefit of lower interest rates was somewhat offset by the poor equity performance of mid and small capitalization companies which make up a significant portion of the convertible market.

PERFORMANCE OF THE FUND'S SHARES

  During the first six months of 1998, the Fund's return on Net Asset Value was 8.1%. The Fund's shareholders realized a return of 3.0%. This resulted from a decline in the per share market value of the Funds shares from $9.625 on December 31, 1997 to $9.50 on June 30, 1998 and the distribution of $0.42 in dividends. The decline in the Fund's share price combined with the increase in NAV led to the Fund selling at a 0.42% discount to NAV on June 30, 1998.

THE CONVERTIBLE MARKET

  During the last few quarters, we believed that the terms in both the new issue and secondary markets had become expensive. We are pleased to report that in the second quarter of 1998, this trend began to reverse itself. As investors became more cautious about the prospects for the financial markets, they demanded more reasonable terms on new issues. This was most evident near the end of the second quarter and resulted in several deals being priced very attractively. In the secondary market, the expansion of non-investment grade credit spreads caused convertible hedge funds to sell some of their positions. This resulted from their inability to hedge against widening spreads. As these losses were magnified by leverage, hedge funds were forced to sell securities quickly. This process placed pressure on the prices of many convertibles causing a compression in conversion premiums and an overall cheapening of the convertibles market.

  The convertible new issue market was very active during the first half of 1998. In total, 103 new issues with a net value of $26.5 billion came to market. This exceeded significantly the 66 issues with a net value of $11.7 billion, which were brought to market in the first half of 1997. The robust demand from investors for convertibles kept terms at relatively aggressive levels particularly for speculative issuers. As a result, the Fund participated in only about one of every five issues brought to market.

FUND PERFORMANCE AND STRATEGY

  The Fund's performance was well ahead of the convertible benchmarks during the first half of the year. The Table below recaps the Fund's performance and compares it to the relevant benchmarks.

                                    TABLE 1
                                  PERFORMANCE

                                                                   Total Returns
                                                                    First Half
                                                                   -------------
TCW Convertible Securities Fund, Inc..............................      8.1%*
First Boston Convertible Index....................................      6.6%
Lipper average of convertible mutual funds........................      5.8%*
Standard & Poors 500 Index (with Income)..........................     17.7%
Russell 2000 Index (with income)..................................      4.9%
Lehman Gov't/Corp Bond Index......................................      4.2%

--------
*-After management fees and expenses.

  The Fund began 1998 most heavily weighted in the consumer staples and capital goods sectors. The emphasis in these sectors is in the retail, healthcare, media, telecommunications and pollution control industries. The Fund continues to be under weighted in consumer cyclicals and basic industries. The basic industrial sector generally continues to suffer from too much capacity and low pricing leverage and thus, we see

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[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  The President's Letter (continued)
-------------------------------------------------------------------------------
limited opportunities for investment. This situation has been exacerbated by the Asian crisis which shows few signs of stabilizing. Within the credit sensitive sector, the emphasis continues to be on niche financial services companies.

                                    TABLE 2
                            FUND SECTOR ALLOCATION*

                                                           December 31, June 30,
                                                               1997       1998
                                                           ------------ --------
Consumer Staples..........................................     56.1%      56.5%
Capital Goods.............................................     26.3%      27.5%
Consumer Cyclicals........................................      1.2%       2.2%
Basic Industries..........................................      7.2%       6.6%
Credit Sensitive..........................................      6.6%       8.2%

--------
 * As a percentage of net assets.

  During the first half of 1998, the Fund benefited from its holdings in me-dia, healthcare and retailing and its under weighting in technology and ener-gy. In the media area, AT&T's acquisition of Telecommunications, Inc. helped drive the stock prices of cable companies to record levels. The Fund's hold-ings in Telecommunications; Media One Group, Cox Communications and Time Warner all appreciated significantly. In addition, holdings in the radio in-dustry, Chancellor Broadcasting and Clear Channel Communications also did well. In the healthcare sector the Fund's positions in Elan Corp., Omnicare, and Sepracor all appreciated significantly. Perhaps the greatest gains for any single sector were in retail. Driven by robust consumer spending, retail sales have been strong for the past several months and this has been reflected in higher stock prices. Some of the best performance was generated by retailers who have dominant positions within their niches; these included the Funds holdings in Costco Companies, Home Depot, Staples and Rite Aid Corp.

  The positive performance of the Fund's holdings in media and retail were somewhat offset by declines in our holding of Cendant, Motorola and our positions in the assisted living industry. Cendant stock declined when accounting problems were found at the former CUC International. While the problems are serious, we believe they are reflected in Cendant's valuation and have retained our position. The company is a high quality credit with $1.3 billion in cash and generates significant free cash flow. We also continue to believe in the long-term growth of the assisted living industry and added slightly to our holding in Sunrise Assisted Living. Motorola's problems appear relatively long-term in nature and thus we liquidated this position.

  The U.S. economy appears to be entering a period of transition from above-trend to below-trend growth. After growing at a 5.4% rate in the first quarter, real GDP growth should decelerate to 2% or less. This decline is being led by the corporate sector, which is easing the rate of inventory accumulation. In addition, capital spending should also slow now that corporate profitability is under pressure. The slowdown in the corporate sector should be mitigated by continued strong consumer demand as long as the stock market does not fall significantly. Therefore, we believe that real GDP growth, although slowing, will remain positive through year-end.

  The Asian crisis has significantly reduced GDP growth in that region. This has contributed to significantly lower commodity prices and placed further downward pressure on U.S. inflation. Combined with lower projected U.S. real GDP growth, this allowed interest rates to fall in the first half. Despite the good news on inflation, we remain somewhat concerned about accelerating wage rates and the overall increase in service sector prices. If the Asian econo-mies begin to stabilize, the downward trend in inflation and interest rates could come to an end.

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[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  The President's Letter (continued)
--------------------------------------------------------------------------------

  The Standard and Poors 500 Index ("S&P 500") continues to set new highs even as many mid and small capitalization stocks continue to languish. (See chart below.)

                                    TABLE 3
                        COMMON EQUITY PRICE PERFORMANCE*

                                               AVERAGE      1H1998
                                             DECLINE FROM Unweighted    Number
             By Capitalization              52 WEEK HIGH  Performance  of Issues
             -----------------              ------------- ----------- ----------
Less than 250 Million......................     40.27%       (1.95%)    5,309
250 Million - 2 Billion....................     20.48%        1.11%     2,017
2 Billion - 5 Billion......................     15.27%        3.59%       414
5 Billion - 20 Billion.....................     11.74%        8.98%       280
Greater than 20 Billion....................      9.23%        16.6%       112

--------
 * Source: Smith Barney Inc./Salomon Brothers, Inc.

  With the S&P 500 selling at lofty valuations, household equity exposure at high levels, and no end in sight to the Asian crisis, we believe it is prudent to remain cautious. We will continue to follow the course charted at the beginning of the year by realizing profits on our positions that have appreciated significantly and investing the proceeds in more defensive convertibles. Thus, we have liquidated or reduced the Fund's position in Omnicom, Sandoz, Chancellor Broadcasting, Staples, Home Depot and Cisco. The proceeds from these sales are being invested in selected securities primarily in the consumer staples and capital goods sectors. While we remain tentative in regards to investing in technology and energy, we believe valuations are attractive and have begun to selectively add positions in these sectors.

RIGHTS OFFERING

  The Fund launched a rights offering in June. The offering was well subscribed. The Fund received the proceeds of $30 million at the beginning of August. These proceeds were invested promptly on behalf of the Fund's shareholders.

DIVIDEND REINVESTMENT PLAN

  Shareholders who wish to add to their investment may do so through the Dividend Reinvestment Plan. Under the Plan, your dividend is used to purchase shares on the open market whenever shares and the related sales commission are selling below the per share Net Asset Value. If the market price, including commission on the share, is selling above the Net Asset Value, you will receive shares at a price equal to the higher of the Net Asset Value per share on the payment date or 95% of the closing market price.

  To enroll in the Plan, if your shares are registered in your name, write to the Bank of New York, Church Street Station, P.O. Box #11002, New York, New York, 10277-0770, or call their toll free number (800) 524-4458. If your shares are held by a brokerage firm, please call your broker. If, however, you need assistance please call our investor relations department at (800) 386-3829. As always, we would be pleased to accommodate your investment needs.

                    Sincerely,

                    /s/ Ernest O. Ellison

                    Ernest O. Ellison
                    President and Director

                    August 6, 1998

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Schedule of Investments (Unaudited)
                  June 30, 1998

--------------------------------------------------------------------------------

  Number of
  Shares or
  Principal
   Amount                                                             Value
  ---------                                                           -----
             CONSUMER STAPLES (56.5% OF NET ASSETS)
             DRUGS AND HOSPITAL SUPPLY (3.3%)
 $ 3,045,000 Centocor, Inc., 4.75%, due 02/15/05................   $ 3,041,194*
 $ 4,370,000 Dura Pharmaceuticals, Inc., 3.5%, due 07/15/02.....     3,659,875
 $     5,000 Sandoz Capital BVI, Ltd. (Switzerland), 2%, due
              10/06/02..........................................         7,919*
 $ 5,075,000 Sepracor, Inc., 6.25%, due 02/15/05................     5,673,850*
                                                                   -----------
             Total Drugs and Hospital Supply....................    12,382,838
                                                                   -----------
             ENTERTAINMENT, LEISURE AND MEDIA (15.5%)
 $13,590,000 Clear Channel Communications, Inc., 2.625%, due
              04/01/03..........................................    14,694,188
     207,000 Houston Industries, Inc., Exchangeable Time Warner,
              $3.215 Convertible Preferred......................    15,421,500
      70,600 MediaOne Group, Inc., $2.25 Convertible Preferred..     6,349,588
     137,200 Merrill Lynch & Company, Inc., Exchangeable Cox
              Communications, Inc., $1.3725 Convertible
              Preferred.........................................     5,505,150
 $ 6,885,000 News America Holdings, Inc. (Australia), 0%, due
              03/11/13..........................................     4,539,797
     149,400 Reader's Digest Association, Inc., $1.93
              Convertible Preferred.............................     3,847,050
 $ 2,980,000 Speedway Motorsports, Inc., 5.75%, due 09/30/03....     3,177,425
      16,700 TCI Pacific Communications, Inc., $5.00 Convertible
              Preferred.........................................     3,498,650
                                                                   -----------
             Total Entertainment, Leisure and Media.............    57,033,348
                                                                   -----------

 Number of
 Shares or
 Principal
   Amount                                                             Value
 ---------                                                            -----
            FOODS, HOTELS AND RESTAURANTS (2.9%)
     65,100 Apple South, Inc., $3.50 Convertible Preferred......   $ 3,556,088*
     63,500 Host Marriott Financial Trust, $3.375 Convertible
             Preferred..........................................     3,341,688*
     77,600 Suiza Foods Corp., $2.75 Convertible Preferred......     3,821,800*
                                                                   -----------
            Total Foods, Hotels and Restaurants.................    10,719,576
                                                                   -----------
            HEALTHCARE (15.2%)
 $5,900,000 Alternative Living Services, Inc., 5.25%, due
             12/15/02...........................................     6,608,000
 $4,330,000 Assisted Living Concepts, Inc., 5.625%, due
             05/01/03...........................................     4,026,900*
 $4,095,000 Assisted Living Concepts, Inc., 6%,
             due 11/01/02.......................................     4,013,100
 $9,595,000 Athena Neurosciences, Inc., Exchangeable Elan Corp.
             PLC (Ireland), 4.75%, due 11/15/04.................    11,214,156*
 $7,410,000 Concentra Managed Care, Inc., 4.5%, due 03/15/03....     6,687,525*
     70,000 Laboratory Corp. of America Holdings, $4.25
             Convertible Preferred..............................     3,780,000
 $3,020,000 Morgan Stanley Group, Inc., Exchangeable Johnson &
             Johnson, 2%, due 03/29/02..........................     4,110,975
 $6,380,000 Omnicare, Inc., 5%, due 12/01/07....................     7,504,475*
 $  510,000 Quintiles Transnational Corp., 4.25%, due 05/31/00..       663,638
 $2,880,000 Quintiles Transnational Corp., 4.25%, due 05/31/00..     3,747,600*
 $1,385,000 Sunrise Assisted Living, Inc., 5.5%, due 06/15/02...     1,495,800
 $2,215,000 Sunrise Assisted Living, Inc., 5.5%, due 06/15/02...     2,392,200*
                                                                   -----------
            Total Healthcare....................................    56,244,369
                                                                   -----------

* Restricted security. (See Note 8)
See accompanying Notes to Financial Statements.

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[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Schedule of Investments (Unaudited) (continued)
                  June 30, 1998
--------------------------------------------------------------------------------

  Number of
  Shares or
  Principal
   Amount                                                             Value
  ---------                                                           -----
             RETAIL (8.6%)
 $ 2,195,000 Action Performance Companies, Inc., 4.75%, due
              04/01/05..........................................   $ 2,074,275*
 $12,250,000 Costco Companies, Inc., 0%,
              due 08/19/17......................................     9,386,563*
      84,200 Dollar General Corp., $3.3524 Convertible
              Preferred.........................................     3,310,113
 $ 3,365,000 Home Depot, Inc., 3.25%, due 10/01/01..............     6,170,569
      62,200 Kmart Corp., $3.875 Convertible Preferred..........     4,354,000
 $ 3,180,000 Staples, Inc., 4.5%, due 10/01/00..................     6,292,425*
                                                                   -----------
             Total Retail.......................................    31,587,945
                                                                   -----------
             RETAIL FOOD AND DRUG (2.1%)
 $ 6,250,000 Rite Aid Corp, 5.25%, due 09/15/02.................     7,750,000*
                                                                   -----------
             SERVICES-BUSINESS (8.9%)
      68,900 Budget Group, Inc., $3.125 Convertible Preferred...     4,047,875*
      47,600 Cendant Corp., $3.43 Convertible Preferred.........     1,383,375
     300,800 Cendant Corp., $3.75 Convertible Preferred.........    11,242,400
 $ 3,930,000 Corestaff, Inc., 2.94%, due 08/15/04...............     3,846,488
 $   565,000 CUC International, Inc., 3%, due 02/15/02..........       552,994
 $ 3,505,000 CUC International, Inc., 3%, due 02/15/02..........     3,430,519*
 $ 3,565,000 Interim Services, Inc., 4.25%, due 06/01/05........     3,859,113
 $   965,000 SmarTalk Teleservices, Inc., 5.75%, due 09/15/04...       809,394

 Number of
 Shares or
 Principal
   Amount                                                           Value
 ---------                                                          -----
            SERVICES-BUSINESS (CONTINUED)
 $3,295,000 SmarTalk Teleservices, Inc., 5.75%, due 09/15/04..   $  2,763,681*
     10,000 Vanstar Corp., $3.375 Convertible Preferred.......        405,600
     15,000 Vanstar Corp., $3.375 Convertible Preferred.......        608,400*
                                                                 ------------
            Total Services-Business...........................     32,949,839
                                                                 ------------
            TOTAL CONSUMER STAPLES (Cost: $175,702,273).......    208,667,915
                                                                 ------------
            CONSUMER CYCLICALS
             (COST: $7,465,000) (2.2%)
            AUTOMOTIVE (2.2%)
 $3,500,000 Magna International, Inc. (Canada), 4.875%, due
             02/15/05.........................................      3,867,500*
 $3,965,000 Tower Automotive, Inc., 5%, due 08/01/04..........      4,098,819*
                                                                 ------------
            TOTAL CONSUMER CYCLICALS (Cost: $7,465,000).......      7,966,319
                                                                 ------------
            CAPITAL GOODS (27.5%)
            AEROSPACE AND CONGLOMERATES (3.8%)
    115,300 Cooper Industries, Inc., Exchangeable Wyman-
             Gordon, $0.81 Convertible Preferred                    2,032,163
 $3,945,000 Morgan Stanley Group, Inc., Exchangeable Boeing
             Company, 0%, due 09/30/00........................      4,088,006
 $3,145,000 Hexcel Corp., 7%, due 08/01/03....................      5,090,969
    467,600 The Titan Corp., Common Stock.....................      2,805,600**
                                                                 ------------
            Total Aerospace and Conglomerates.................     14,016,738
                                                                 ------------

*  Restricted security. (See Note 8)
** Non-income producing.

See accompanying Notes to Financial Statements.

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[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Schedule of Investments (Unaudited) (continued)
                  June 30, 1998
--------------------------------------------------------------------------------

  Number of
  Shares or
  Principal
   Amount                                                             Value
  ---------                                                           -----
             ELECTRONICS (5.3%)
 $12,400,000 Adaptec, Inc., 4.75%, due 02/04/04.................   $   957,900
 $ 3,000,000 Adaptec, Inc., 4.75%, due 02/04/04.................     2,317,500*
 $ 2,545,000 Analog Devices, Inc., 3.5%, due 12/01/00...........     3,225,788
 $ 3,260,000 Level One Communications, Inc., 4%, due 09/01/04...     3,573,775
      93,500 Morgan Stanley Group, Inc., Exchangeable Applied
              Materials, Inc., $3.00 Convertible Preferred......     3,155,625
 $ 4,470,000 SGS-Thompson Microelectronics N.V. (Netherlands),
              0%, due 06/10/08..................................     3,805,088
 $ 2,510,000 Thermo Instrument Systems, Inc., 4%, due 01/15/05..     2,535,100
                                                                   -----------
             Total Electronics..................................    19,570,776
                                                                   -----------
             INFORMATION PROCESSING (8.0%)
 $ 1,175,000 Arbor Software Corp., 4.5%, due 03/15/05...........     1,029,594*
 $ 4,280,000 Merrill Lynch & Company, Inc., Exchangeable
              Technology Basket, 0%, due 02/02/05...............     4,643,800*
      70,000 Morgan Stanley Group, Inc., Exchangeable Cisco
              Systems, Inc., $4.00 Convertible Preferred........     7,761,250
 $10,205,000 Network Associates, Inc., 0%, due 02/13/18.........     4,770,838*
 $ 3,245,000 QuadraMed Corp., 5.25%, due 05/01/05...............     3,366,688*
 $ 5,500,000 Safeguard Scientifics, Inc., 6%, due 02/01/06......     7,851,250*
                                                                   -----------
             Total Information Processing.......................    29,423,420
                                                                   -----------
             OFFICE EQUIPMENT AND SUPPLIES (1.1%)
 $ 3,550,000 Xerox Corp., 2.875%, due 07/01/02..................     4,073,625
                                                                   -----------

 Number of
 Shares or
 Principal
   Amount                                                            Value
 ---------                                                           -----
            POLLUTION CONTROL (6.4%)
      8,300 Laidlaw One, Inc., Exchangeable United States
             Filter Corp., $1.22 Convertible Preferred.........   $    296,725
 $3,530,000 Thermo Electron Corp., 4.25%, due 01/01/03.........      3,761,656*
 $1,100,000 United States Filter Corp., 4.5%, due 12/15/01.....     11,274,992
 $6,700,000 USA Waste Systems, Inc., 4%, due 02/01/02..........      8,425,250
                                                                  ------------
            Total Pollution Control............................     23,758,623
                                                                  ------------
            TELECOMMUNICATIONS (2.9%)
 $5,330,000 Bell Atlantic Corp., 5.75%, due 04/01/03...........      5,466,581*
 $3,315,000 Comverse Technology, Inc., 4.5%, due 07/01/05......      3,381,300*
 $3,000,000 Premiere Technologies Group, Inc., 5.75%, due
             07/01/04..........................................      1,912,500*
                                                                  ------------
            Total Telecommunications...........................     10,760,381
                                                                  ------------
            TOTAL CAPITAL GOODS (Cost:$92,194,032).............    101,603,563
                                                                  ------------
            BASIC INDUSTRIES (6.6%)
            ENERGY AND OIL SERVICES (1.2%)
 $3,765,000 Diamond Offshore Drill, 3.75%, due 02/15/07........      4,376,813
                                                                  ------------
            OIL AND GAS-INTERNATIONAL (2.8%)
     48,600 Occidental Petroleum Corp., Exchangeable Canadian
             Occidental Petroleum (Canada), $3.00 Convertible
             Preferred.........................................      3,839,400
 $6,465,000 Swiss Life Finance, Ltd., Exchangeable Royal Dutch
             Petroleum Co. (Great Britain), 2%, due 05/20/05...      6,610,463*
                                                                  ------------
            Total Oil and Gas-International....................     10,449,863
                                                                  ------------

* Restricted security. (See Note 8)

See accompanying Notes to Financial Statements.

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[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Schedule of Investments (Unaudited) (continued)
                  June 30, 1998
--------------------------------------------------------------------------------

  Number of
  Shares or
  Principal
   Amount                                                             Value
  ---------                                                           -----
             PAPER AND PACKAGING (1.0%)
      83,500 Sealed Air Corp., $2.00 Convertible Preferred......   $ 3,507,000
                                                                   -----------
             TRANSPORTATION (1.6%)
     130,000 Union Pacific Corp., $3.125 Convertible Preferred..     6,077,500*
                                                                   -----------
             TOTAL BASIC INDUSTRIES (Cost:$25,883,451)..........    24,411,176
                                                                   -----------
             CREDIT SENSITIVE (8.2%)
             BUILDING, REAL ESTATE AND REIT'S (0.7%)
 $ 2,365,000 LTC Properties, Inc., 8.25%, due 07/01/01 .........     2,545,331
                                                                   -----------
             INSURANCE (2.3%)
 $ 2,800,000 American International Group, Inc., 2.25%, due
              07/30/04..........................................     3,528,000
      49,300 Life Re Corp., $3.96 Convertible Preferred.........     3,759,125
     110,900 Philadelphia Consolidated Holding Company, $0.70
              Convertible Preferred.............................     1,143,656
                                                                   -----------
             Total Insurance....................................     8,430,781
                                                                   -----------
             SERVICES-FINANCIAL, BANKING AND MISCELLANEOUS
              (5.2%)
     127,300 CNB Bancshares, Inc., $1.50 Convertible Preferred..     3,337,647
 $ 4,000,000 Security Capital U.S. Real Estate (Luxembourg), 2%,
              due 05/22/03......................................     3,372,500*
      64,000 St. George Bank Ltd., $4.50 Convertible Preferred..     3,072,000*
      82,500 SunAmerica Corp., $3.188 Convertible Preferred.....     3,960,000

  Number of
  Shares or
  Principal
   Amount                                                            Value
  ---------                                                          -----
             SERVICES-FINANCIAL, BANKING AND MISCELLANEOUS
              (CONTINUED)
     182,700 Westpac Holdings Corp., Ltd., (Australia) $3.135
              Convertible Preferred............................   $  5,515,256
                                                                  ------------
             Total Services-Financial, Banking and
              Miscellaneous....................................     19,257,403
                                                                  ------------
             TOTAL CREDIT SENSITIVE (Cost:$28,082,277).........     30,233,515
                                                                  ------------
             REPURCHASE AGREEMENTS (3.8%)
 $ 3,327,330 Stock Loan Repurchase, Bear Stearns & Co., Inc.,
              dated 06/30/98, 3.125%, due 07/01/98
              (collateralized by $3,345,000 U.S. Treasury Note,
              valued at $3,398,936)............................     3,327,330
 $ 9,945,090 Stock Loan Repurchase, Bear Stearns & Co., Inc.,
              dated 06/30/98, 6.375%, due 07/01/98
              (collateralized by $9,985,000 U.S. Treasury Note,
              valued at $10,146,003)...........................      9,945,090
 $   580,649 Cash Repurchase Agreement, Bear Stearns & Co.,
              Inc., dated 06/30/98, 5.8%, due 07/01/98
              (collateralized by $585,000 U.S. Treasury Note,
              valued at $594,433)..............................        580,649
                                                                  ------------
             TOTAL REPURCHASE AGREEMENTS (COST: $13,853,069)...     13,853,069
                                                                  ------------
             TOTAL INVESTMENTS (104.8%) (COST: $343,180,102)...    386,735,557
             EXCESS OF LIABILITIES OVER OTHER ASSETS (-4.8%)...    (17,740,712)
                                                                  ------------
             NET ASSETS (100%).................................   $368,994,845
                                                                  ============

* Restricted security. (See Note 8)

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Statement of Assets and Liabilities (Unaudited)
                  June 30, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments at Value (Cost $343,180,102) (Note 1)............... $386,735,557
  Receivable for Securities Sold..................................    3,889,306
  Interest and Dividends Receivable...............................    2,659,453
                                                                   ------------
    Total Assets..................................................  393,284,316
                                                                   ------------
LIABILITIES:
  Payable for Securities Purchased................................    2,370,700
  Payable upon Return of Securities Loaned (Note 5)...............   13,272,420
  Distributions Payable...........................................    8,124,339
  Accrued Investment Advisory and Service Fees (Note 3)...........      359,422
  Accounts Payable................................................      162,590
                                                                   ------------
    Total Liabilities.............................................   24,289,471
                                                                   ------------
NET ASSETS........................................................ $368,994,845
                                                                   ============
Net Assets were comprised of:
  Common Stock, par value $0.01 per share, (50,000,000 shares au-
   thorized, 38,687,329 shares issued and outstanding)............ $    386,874
  Paid-in Capital.................................................  309,138,408
  Net Unrealized Appreciation of Investments......................   43,555,455
  Undistributed Net Realized Gains on Investments.................   15,914,108
                                                                   ------------
NET ASSETS........................................................ $368,994,845
                                                                   ============
NET ASSET VALUE PER SHARE......................................... $       9.54
                                                                   ============

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Statement of Operations (Unaudited)
                  For the Six Months Ended June 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest (Note 1) (including security lending fees of $14,000)... $ 5,046,392
  Dividends (Note 1)...............................................   2,746,062
                                                                    -----------
    Total Investment Income........................................   7,792,454
                                                                    -----------
EXPENSES:
  Investment Advisory Fees (Note 3)................................   1,070,601
  Custodian Fees...................................................      57,499
  Directors' Fees and Expenses (Note 6)............................      37,564
  Printing and Distribution Costs..................................      29,846
  Listing Fees.....................................................      20,199
  Transfer Agent Fees..............................................      17,240
  Accounting and Other Service Fees (Note 3).......................      12,397
  Insurance Costs..................................................       8,516
  Audit and Tax Service Fees.......................................       6,454
  Business Tax Fees................................................       6,374
  Proxy Costs......................................................       4,068
  Legal Fees (Note 6)..............................................       1,550
  Miscellaneous....................................................       1,766
                                                                    -----------
    Total Expenses.................................................   1,274,074
                                                                    -----------
    Net Investment Income..........................................   6,518,380
                                                                    -----------
NET REALIZED GAINS AND CHANGE IN UNREALIZED (DEPRECIATION)
 OF INVESTMENTS:
  Net Realized Gains on Investments................................  24,815,837
  Change in Unrealized (Depreciation) of Investments...............  (2,357,492)
                                                                    -----------
    Net Realized Gains and Change in Unrealized
     (Depreciation) of Investments.................................  22,458,345
                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $28,976,725
                                                                    ===========

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Six Months
                                                 Ended June
                                                  30, 1998       Year Ended
                                                (Unaudited)   December 31, 1997
                                                ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net Investment Income........................ $  6,518,380    $ 12,644,813
  Net Realized Gains on Investments............   24,815,837      19,760,433
  Change in Unrealized Appreciation
   (Depreciation) of Investments...............   (2,357,492)     29,491,278
                                                ------------    ------------
    Increase in Net Assets Resulting from
     Operations................................   28,976,725      61,896,524
                                                ------------    ------------
Distributions to Shareholders:
  From Net Investment Income...................   (6,518,380)    (12,644,813)
  From Net Realized Gains on Investments.......   (9,719,138)    (19,482,548)
                                                ------------    ------------
    Total Distributions to Shareholders........  (16,237,518)    (32,127,361)
                                                ------------    ------------
Capital Share Transactions:
  Shares Issued through Exercise of Common
   Stock Subscription Rights (6,396,283) (Note
   9)..........................................           --      51,583,087
  Shares Issued in Reinvestment of Dividends
   (126,050 for the six months ended June 30,
   1998 and 270,747 for the year ended December
   31, 1997)...................................    1,194,367       2,442,324
                                                ------------    ------------
    Total Increase in Net Assets...............   13,933,574      83,794,574
NET ASSETS:
Beginning of Period............................  355,061,271     271,266,697
                                                ------------    ------------
End of Period.................................. $368,994,845    $355,061,271
                                                ============    ============

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Notes to Financial Statements (Unaudited)

-------------------------------------------------------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:

 TCW Convertible Securities Fund, Inc. (the "Fund") was incorporated in Mary-land on January 13, 1987 as a diversified, closed-end management investment company and is registered under the Investment Company Act of 1940, as amend-ed. The Fund commenced operations on March 5, 1987. The Fund's investment ob-jective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

SECURITY VALUATION: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period immediately preceding the time of de-termination. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are val-ued at amortized cost. Securities for which quotations are not readily avail-able and unregistered securities are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity. Discounts on securities purchased are recognized as interest income at the time the security is sold using a constant yield to maturity. Premiums on securities purchased are not amortized. Realized and unrealized gains and losses on investments are recorded on the basis of identified cost.

DISTRIBUTIONS: The Fund's Board of Directors has adopted a policy under which it has declared quarterly dividends of $0.21 per share. Payments to sharehold-ers under the distribution policy are reflected in the financial statements in the following order; first from net investment income and, depending upon the results achieved each year, secondly from net realized capital gains, thirdly as a distribution in excess of net investment income or capital gains which may become taxable to shareholders in the subsequent year and, lastly, as a return of capital which is not taxable to shareholders.

 Income and capital gain distributions are determined in accordance with in-come tax regulations which may differ from generally accepted accounting prin-ciples. These differences are primarily due to differing treatments for losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclas-sifications to paid in capital and may affect net investment income per share.

REPURCHASE AGREEMENT: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund pur-chases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer de-lays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

-------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Notes to Financial Statements (Unaudited) (continued)

-------------------------------------------------------------------------------

NOTE 2-FEDERAL INCOME TAXES:

 It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

 During the six months ended June 30, 1998, the Fund realized on a tax basis net realized gains of $24,815,837 on security transactions.

 As of June 30, 1998, net unrealized appreciation (depreciation) for federal income tax purposes is comprised of the following components:

Appreciated securities............................................ $ 52,177,270
Depreciated securities............................................   (8,621,815)
                                                                   ------------
Net unrealized appreciation....................................... $ 43,555,455
                                                                   ============
Cost of securities for federal income tax purposes................ $343,180,102
                                                                   ============

NOTE 3-INVESTMENT ADVISORY AND SERVICE FEES:

 TCW Funds Management, Inc. is the Investment Adviser of the Fund and also furnishes the Fund with accounting and other services and office space. As compensation for the services rendered, facilities provided, and expenses borne, the Adviser is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average net assets and 0.50% of the Fund's average net assets in excess of $100 million. In addition, the Fund reimburses the Adviser for the costs of providing accounting services to the Fund (up to a maximum of $25,000 per year).

NOTE 4-PURCHASES AND SALES OF SECURITIES:

 For the six months ended June 30, 1998, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $251,255,051 and $246,865,751, respectively. There were no purchases or sales of U.S. Government securities for the six months ended June 30, 1998.

NOTE 5-SECURITY LENDING:

 During the six months ended June 30, 1998, the Fund lent securities to a bro-ker. The broker provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 1998, the cash received from the borrowing broker was invested in over-night repurchase agreements issued by the borrowing broker which, in turn, were collateralized by U.S. Treasury securities valued at $13,544,939, or 102%, of the value of the loaned securities.

NOTE 6-DIRECTORS' AND LEGAL FEES:

 Directors who are not affiliated with the Investment Adviser received, as a group, aggregate fees and expenses of $37,564 from the Fund for the six months ended June 30, 1998. Legal fees totaled $1,550 of which $1,413 were paid to O'Melveny & Myers, of which an individual who is of counsel, serves as a di-rector of the Fund. Certain officers and/or directors of the Fund are also of-ficers and/or directors of the Investment Adviser.

NOTE 7-COMMON STOCK SUBSCRIPTION RIGHTS:

 Non-transferable rights to subscribe to shares of the Fund's common stock were issued to shareholders of record on June 29, 1998. The rights entitled the shareholders to acquire one share of newly issued common stock for each five rights held.

NOTE 8-RESTRICTED SECURITIES:

 The following restricted securities held by the Fund at June 30, 1998 were valued both at the date of acquisition and June 30, 1998, in accordance with the Security Valuation policy of the Fund described in Note 1. The restricted securities were purchased in private placement transactions without registration under the Securities Act of 1933. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers, in a

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------

public offering registered under the Securities Act of 1933 (the "1933 Act") or in accordance with Rule 144A under the 1933 Act. The Fund may classify a Rule 144A security as liquid if it can be reasonably expected that the Fund would be able to dispose of the security within seven days in the ordinary course of business at approximately its carrying value. Rule 144A securities for which such a determination is not made and other restricted securities are deemed illiquid and are subject to an aggregate limitation of no more than 15% of the Fund's investment portfolio. The Fund will bear any costs incurred in connection with the disposition of restricted securities. The total value of restricted securities at June 30, 1998 is $156,969,622, which represents 42.5% of the Fund's net assets.

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Notes to Financial Statements (Unaudited) (continued)
                  June 30,1998
--------------------------------------------------------------------------------

NOTE 8-RESTRICTED SECURITIES (CONTINUED)

 Number of
 Shares or
 Principal                                                     Date of
   Amount                                                    Acquisition    Cost
 ---------                                                   ----------- ----------
 $2,195,000 Action Performance Companies, Inc., 4.75%,
             due 04/01/05...............................      03/19/98   $2,195,000
 $3,000,000 Adaptec, Inc., 4.75%, due 02/04/04..........      01/28/97    3,006,250
     65,100 Apple South, Inc., $3.50 Convertible
             Preferred..................................      03/06/97    3,336,000
 $1,175,000 Arbor Software Corp., 4.5%, due 03/15/05....      03/11/98    1,175,000
 $4,330,000 Assisted Living Concepts, Inc., 5.625%, due
             05/01/03...................................      04/07/98    4,271,501
 $9,595,000 Athena Neurosciences, Inc., Exchangeable
             Elan Corp. PLC (Ireland), 4.75%, due
             11/15/04...................................      11/05/97    9,595,000
 $5,330,000 Bell Atlantic Corp., 5.75%, due 04/01/03....      02/12/98    5,330,000
     68,900 Budget Group, Inc., $3.125 Convertible
             Preferred..................................      06/16/98    3,445,000
 $3,045,000 Centocor, Inc., 4.75%, due 02/15/05.........      02/13/98    3,045,000
 $3,315,000 Comverse Technology, Inc., 4.5%, due 07/01/05.    06/25/98    3,315,000
 $7,410,000 Concentra Managed Care, Inc., 4.5%,
             due 03/15/03...............................      03/11/98    7,410,000



  Number of
  Shares or
  Principal                                                 Date of
   Amount                                                 Acquisition    Cost
  ---------                                               ----------- ----------
 $12,250,000 Costco Companies, Inc., 0%, due 08/19/17..    08/14/97   $6,306,490
 $ 3,505,000 CUC International, Inc., 3%, due 02/15/02.    02/05/97    3,513,962
      63,500 Host Marriott Financial Trust, $3.375
              Convertible Preferred....................    11/25/96    3,248,625
 $ 3,500,000 Magna International Inc. (Canada), 4.875%,
              due 02/15/05.............................    02/10/98    3,500,000
 $ 4,280,000 Merrill Lynch & Company, Inc.,
              Exchangeable Technology Basket, 0%, due
              02/02/05.................................    02/02/98    4,280,000
 $10,205,000 Network Associates, Inc., 0%, due
              02/13/18.................................    02/10/98    4,062,230
 $ 6,380,000 Omnicare, Inc., 5%, due 12/01/07..........    12/04/97    6,380,000
 $ 3,000,000 Premiere Technologies, Inc., 5.75%, due
              07/01/04.................................    06/25/97    3,007,700
 $ 3,245,000 QuadraMed Corp., 5.25%, due 05/01/05......    04/27/98    3,283,700
 $ 2,880,000 Quintiles Transnational Corp., 4.25%, due
              05/31/00.................................    04/23/96    2,885,900
 $ 6,250,000 Rite Aid Corp., 5.25%, due 09/15/02.......    09/04/97    6,250,000

--------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Notes to Financial Statements (Unaudited) (continued)
                  June 30, 1998
--------------------------------------------------------------------------------
NOTE 8-RESTRICTED SECURITIES (CONTINUED)

 Number of
 Shares or
 Principal                                                Date of
   Amount                                               Acquisition    Cost
 ---------                                              ----------- ----------
 $5,500,000 Safeguard Scientifics, Inc., 6%, due
             02/01/06.................................   01/17/97   $5,190,897
 $    5,000 Sandoz Capital BVI, Ltd., (Switzerland),
             2%, due 10/06/02.........................   05/12/97        6,556
 $4,000,000 Security Capital U.S. Real Estate
             (Luxembourg), 2%, due 05/22/03...........   05/14/98    3,219,547
 $5,075,000 Sepracor, Inc., 6.25%, due 02/15/05.......   02/05/98    5,112,275
 $3,295,000 SmarTalk Teleservices, Inc., 5.75%, due
             09/15/04.................................   09/12/97    3,295,000
     64,000 St. George Bank Ltd., $4.50 Convertible
             Preferred................................   05/21/98    3,200,000
 $3,180,000 Staples, Inc., 4.5%, due 10/01/00.........   09/12/95    3,380,775
     77,600 Suiza Foods Corp., $2.75 Convertible
             Preferred................................   03/19/98    3,880,000
 $2,215,000 Sunrise Assisted Living, Inc., 5.5%, due
             06/15/02.................................   06/03/97    2,228,181
 $6,465,000 Swiss Life Finance, Ltd., Exchangeable
             Royal Dutch Petroleum Co. (Great
             Britain), 2%, due 05/20/05...............   04/08/98    6,519,464
 $3,530,000 Thermo Electron Corp., 4.25%, due
             01/01/03.................................   02/27/96    3,908,161
 $3,965,000 Tower Automotive, Inc., 5%, due 08/01/04..   07/24/97    3,965,000



 Number of
 Shares or
 Principal                                                  Date of
  Amount                                                  Acquisition    Cost
 ---------                                                ----------- ----------
 130,000   Union Pacific Corp., $3.125 Convertible
            Preferred..................................    03/27/98   $6,500,000
  15,000   Vanstar Corp., $3.375 Convertible Preferred.    01/17/97      639,372

NOTE 9-SUBSEQUENT EVENT-REPORT OF ANNUAL MEETING OF SHAREHOLDERS:

 The Annual Meeting of Shareholders of the Fund was held on July 30, 1998. At the meeting, the following matters were submitted to a shareholder vote and ap-proved by a vote of a majority of the Fund's outstanding voting securities: (i) the election of Ernest O. Ellison, John C. Argue, Norman Barker, Jr., Richard
W. Call, Coleman W. Morton, Charles A. Parker, Lawrence J. Sheehan and Robert
G. Sims as Directors to serve until the next annual meeting of the Fund's shareholders and until their successors are elected and qualify (each Director received 33,746,702 affirmative votes; votes opposed 340,832 and votes withheld 156,954); (ii) Renewal of the Investment Advisory and Management Agreement for another annual period (votes for: 33,393,700; votes against 384,496 and absten-tions 466,292); (iii) the ratification of the selection of Deloitte & Touche LLP as independent auditors of the Fund for the fiscal year ending December 31, 1998 (votes for: 33,654,937; votes against 205,816 and abstentions 383,735) and
(iv) Amendment to the Fund's Articles of Incorporation to increase the number of authorized shares of Common Stock (votes for: 31,721,610; votes against 1,721,077 and abstentions 801,801). 38,687,329 shares were outstanding on the record date for this meeting and 34,244,488 shares entitled to vote were pres-ent in person or by proxy at the meeting.

-------------------------------------------------------------------------------
[LOGO OF TCW]     TCW CONVERTIBLE SECURITIES FUND, INC.
                  Financial Highlights
-------------------------------------------------------------------------------

                      Six Months
                      Ended June
                       30, 1998
                      (Unaudited)
                      -----------
 Net Asset Value Per
  Share, Beginning
  of Period.........   $   9.21
                       --------
 Income from Opera-
  tions:
 Net Investment
  Income............       0.17
 Impact to Capital
  for Shares
  Issued............         --
 Net Realized and
  Unrealized Gains
  (Losses) on
  Securities........       0.58
                       --------
    Total from
     Investment
     Operations.....       0.75
 Less Distributions:
 Distributions from
  Net Investment
  Income............      (0.17)
 Distributions from
  Net Realized
  Gains.............      (0.25)
 Distributions in
  Excess of
  Net Realized
  Gains.............         --
 Return of Capital
  ..................         --
                       --------
    Total
     Distributions..      (0.42)
                       --------
 Net Asset Value Per
  Share, End of
  Period............   $   9.54
                       ========
 Total Investment
  Return (1)........       2.97%(4)
 Net Asset Value
  Total Return (2)..       8.07%(4)
 RATIOS/SUPPLEMENTAL
  DATA:
 Net Assets, End of
  Period
  (in thousands)....   $368,995
 Ratio of Expenses
  to Average
  Net Assets........       0.69%(5)
 Ratio of Net
  Investment Income
  to Average Net
  Assets............       3.53%(5)
 Portfolio Turnover
  Rate..............      67.22%(4)
 Average Commission
  Rate Paid by the
  Fund (3)..........   $   0.06
                                                       Year Ended December 31,
                      -----------------------------------------------------------------------------------------------------
                        1997      1996      1995      1994       1993      1992      1991      1990       1989      1988
                      --------- --------- --------- ---------- --------- --------- --------- ---------- --------- ---------
 Net Asset Value Per
  Share, Beginning
  of Period.........  $   8.51  $   8.36  $   7.47  $   8.79   $   8.36  $   8.09  $   6.85  $   8.36   $   7.99  $   7.76
                      --------- --------- --------- ---------- --------- --------- --------- ---------- --------- ---------
 Income from Opera-
  tions:
 Net Investment
  Income............      0.35      0.36      0.37      0.38       0.40      0.41      0.43      0.46       0.50      0.55
 Impact to Capital
  for Shares
  Issued............     (0.01)       --        --        --      (0.01)    (0.01)       --        --         --        --
 Net Realized and
  Unrealized Gains
  (Losses) on
  Securities........      1.23      0.77      1.36     (0.86)      1.25      0.71      1.65     (1.13)      0.71      0.44
                      --------- --------- --------- ---------- --------- --------- --------- ---------- --------- ---------
    Total from
     Investment
     Operations.....      1.57      1.13      1.73     (0.48)      1.64      1.11      2.08     (0.67)      1.21      0.99
 Less Distributions:
 Distributions from
  Net Investment
  Income............     (0.35)    (0.36)    (0.37)    (0.38)     (0.40)    (0.41)    (0.43)    (0.46)     (0.50)    (0.55)
 Distributions from
  Net Realized
  Gains.............     (0.52)    (0.62)    (0.33)    (0.30)     (0.81)    (0.07)       --        --      (0.06)       --
 Distributions in
  Excess of
  Net Realized
  Gains.............        --        --     (0.14)    (0.16)        --        --        --        --         --        --
 Return of Capital
  ..................        --        --        --        --         --     (0.36)    (0.41)    (0.38)     (0.28)    (0.21)
                      --------- --------- --------- ---------- --------- --------- --------- ---------- --------- ---------
    Total
     Distributions..     (0.87)    (0.98)    (0.84)    (0.84)     (1.21)    (0.84)    (0.84)    (0.84)     (0.84)    (0.76)
                      --------- --------- --------- ---------- --------- --------- --------- ---------- --------- ---------
 Net Asset Value Per
  Share, End of
  Period............  $   9.21  $   8.51  $   8.36  $   7.47   $   8.79  $   8.36  $   8.09  $   6.85   $   8.36  $   7.99
                      ========= ========= ========= ========== ========= ========= ========= ========== ========= =========
 Total Investment
  Return (1)........     12.98%    11.75%    33.60%    (7.43)%    13.77%    15.90%    41.38%    (3.78)%    20.23%    24.79%
 Net Asset Value
  Total Return (2)..     19.10%    13.94%    24.00%    (5.70)%    16.12%    13.35%    31.20%    (8.25)%    15.97%    13.24%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net Assets, End of
  Period
  (in thousands)....  $355,061  $271,267  $264,608  $234,686   $273,230  $215,208  $172,331  $144,593   $175,732  $167,797
 Ratio of Expenses
  to Average
  Net Assets........      0.74%     0.77%     0.81%     0.79%      0.80%     0.88%     0.94%     0.94%      0.95%     0.94%
 Ratio of Net
  Investment Income
  to Average Net
  Assets............      3.95%     4.12%     4.60%     4.66%      4.48%     5.04%     5.68%     5.93%      5.90%     6.66%
 Portfolio Turnover
  Rate..............    132.99%   125.72%   108.98%   110.04%    173.79%   139.39%   114.13%    99.53%     84.17%    70.62%
 Average Commission
  Rate Paid by the
  Fund (3)..........  $   0.06  $   0.06       N/A       N/A        N/A       N/A       N/A       N/A        N/A       N/A

(1) Based on market value per share, adjusted for reinvestment of distribu-tions.
(2) Based on net asset value per share, adjusted for reinvestment of distribu-tions.
(3) For fiscal years beginning on or after September 1, 1995, a fund is re-quired to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in var-ious markets where trading practices and commission rate structures may differ.
(4) For the six months ended June 30, 1998 and not indicative of a full year's operating results.
(5) Annualized.

See accompanying Notes to Financial Statements.

                                      16
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